INCOME TAX EXPENSE - Narrative (Details) - USD ($) $ in Millions			3 Months Ended			12 Months Ended
	Jan. 24, 2020	Oct. 19, 2017	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Major Components Of Tax Expense (Income) [Line Items]
Net currency translation losses on deferred tax balances						$ 43	$ 41
Tax Cuts And Jobs Act Of 2017, Incomplete Accounting, Transition Tax For Accumulated Foreign Earnings, Provisional Income Tax Expense						0	49
Income tax expense (recovery)						1,783	1,198
Current tax expense (income) and adjustments for current tax of prior periods						710	468
Current tax expense (income)						685	423
Other current assets			$ 565	$ 307		565	307
Gains (losses) on litigation settlements						216	0
Acacia Mining PLC
Disclosure Of Major Components Of Tax Expense (Income) [Line Items]
Income tax expense (recovery)								$ 70	$ 128
Payment to Resolve Outstanding Tax Claims				300			300
Current tax expense (income)					$ 172
UNITED STATES
Disclosure Of Major Components Of Tax Expense (Income) [Line Items]
Deferred tax expense (income)				107
Zambia
Disclosure Of Major Components Of Tax Expense (Income) [Line Items]
Net currency translation losses on deferred tax balances						75	$ 41
CANADA
Disclosure Of Major Components Of Tax Expense (Income) [Line Items]
Deferred tax expense (income)				0
PERU
Disclosure Of Major Components Of Tax Expense (Income) [Line Items]
Deferred tax expense (income)				$ 0
ZAMBIA | Lumwana mine [Member]
Disclosure Of Major Components Of Tax Expense (Income) [Line Items]
Other current assets			50			50
Nevada Gold Mines [Member]
Disclosure Of Major Components Of Tax Expense (Income) [Line Items]
Income tax expense (recovery)			30
TANZANIA, UNITED REPUBLIC OF
Disclosure Of Major Components Of Tax Expense (Income) [Line Items]
Payment to Resolve Outstanding Tax Claims			300			300
Initial upfront payment						100
Installment Payment To Resolve Outstanding Tax Claims			$ 40			$ 40
Tax contingent liability [member] | Tanzanian Revenue Authority Assessments [Member] | Acacia Mining PLC
Disclosure Of Major Components Of Tax Expense (Income) [Line Items]
Economic Benefit Shared With Government	5000.00%	5000.00%